Discontinued Operations (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Oct. 31, 2010	Oct. 29, 2010
Discontinued Operations (Textual) [Abstract]
Total cash consideration of sale		$ 21.5
Gain on disposal	6.7
Borrowing base under revolving credit agreement value reduced		65
Borrowing base under revolving credit agreement		$ 75
Cinco Terry Property [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of non-operated working interest		10.00%